Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Staples Index ETF	Nov. 29, 2023
Fidelity MSCI Consumer Staples Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(1.77%)
Past 5 years	8.29%
Since Inception	9.33%	[1]
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.32%)
Past 5 years	7.62%
Since Inception	8.66%	[1]
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.69%)
Past 5 years	6.42%
Since Inception	7.46%	[1]
IXWMX
Average Annual Return:
Past 1 year	(1.69%)
Past 5 years	8.41%
Since Inception	9.47%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.